SCHEDULE OF ESTIMATED USEFUL LIVES BY INTANGIBLE ASSETS (Details)	Dec. 31, 2025
Brand Names [Member]
Intangible Asset, Finite-Lived [Line Items]
Intangible asset, finite lived, useful life	5 years
Customer Lists [Member]
Intangible Asset, Finite-Lived [Line Items]
Intangible asset, finite lived, useful life	5 years
Software, In-Development, Internally Developed, and Purchased [Member]
Intangible Asset, Finite-Lived [Line Items]
Intangible asset, finite lived, useful life	5 years